Document And Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	HENDERSON GLOBAL FUNDS
Central Index Key	0001141306
Amendment Flag	false
Trading Symbol	HGF
Document Creation Date	Dec. 01, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Nov. 30, 2016